Debt - Schedule of the Significant Unobservable Inputs That Were Included in the Discounted Cash Flow Feature and the Optional Conversion (Detail)	Mar. 27, 2024	Dec. 22, 2023
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument interest rate		15.00%
Discount rate [Member] | Discounted cash flow [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	29.70%
Discount rate [Member] | Discounted cash flow [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	31.40%
Closing stock price [Member] | Optional conversion with De-SPAC [Member] | Senior Secured Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	9.49%
Closing stock price [Member] | Optional conversion with De-SPAC [Member] | Senior Secured Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	10.97%
Expected annual volatility [Member] | Optional conversion with De-SPAC [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	55.00%
Risk free rate [Member] | Optional conversion with De-SPAC [Member] | Senior Secured Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.20%
Risk free rate [Member] | Optional conversion with De-SPAC [Member] | Senior Secured Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.40%
Dividend yield [Member] | Optional conversion with De-SPAC [Member] | Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	0.00%
Preferred yield [Member] | Optional conversion with De-SPAC [Member] | Senior Secured Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	29.70%
Preferred yield [Member] | Optional conversion with De-SPAC [Member] | Senior Secured Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	31.40%